Other Gains And Charges (Narrative) (Detail) (USD $)	3 Months Ended								12 Months Ended
	Jun. 27, 2012	Mar. 28, 2012	Dec. 28, 2011	Sep. 28, 2011	Jun. 29, 2011	Mar. 30, 2011	Dec. 29, 2010	Sep. 29, 2010	Jun. 27, 2012 Restaurants	Jun. 29, 2011 Restaurants	Jun. 30, 2010 Restaurants
Property, Plant and Equipment [Line Items]
Restaurant impairment charges	$ 2,000,000		$ 1,100,000		$ 800,000		$ 1,100,000		$ 3,139,000	$ 1,937,000	$ 19,789,000
Impairment of liquor licenses									2,641,000	0	0
Restaurant closure Charges									4,655,000	4,515,000	13,409,000
Lease termination charges, prior years									3,200,000	3,000,000	2,400,000
Long-lived asset impairments									400,000		5,400,000
Number of underperforming restaurants									3	3	9
Lease termination charges		800,000	1,900,000	500,000	1,000,000		800,000	1,200,000			4,000,000
Severance and other benefits						$ 1,000,000	$ 900,000	$ 2,800,000	$ 0	$ 5,034,000	$ 1,887,000